Goodwill	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Goodwill
11. Goodwill

Million US dollar	30 June 2025	31 December 2024

Acquisition cost
Balance at end of previous year	112 637	119 302
Effect of movements in foreign exchange	4 384	(7 082)
Transfers (to)/from other assets categories 1	(79)	(7)
Hyperinflation monetary adjustments	99	425
Balance at end of the period	117 041	112 637

Impairment losses
Balance at end of previous year	(2 158)	(2 259)
Effect of movements in foreign exchange	(101)	101
Balance at end of the period	(2 259)	(2 158)

Carrying amount
Balance at end of the period	114 782	110 479
AB InBev completes a goodwill impairment testing annually, or whenever a triggering event has occurred.

1
The
transfer
(to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
.

The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	30 June 2025	31 December 2024

United States	33 330	33 387
Rest of North America	1 961	1 864
Mexico	13 141	12 250
Colombia	15 020	13 821
Rest of Middle Americas	23 866	23 205
Brazil	3 351	2 953
Rest of South America	1 345	1 345
Europe	2 293	2 051
South Africa	9 116	8 584
Rest of Africa	4 503	4 547
China	3 003	2 948
Rest of Asia Pacific	3 261	2 998
Global Export and Holding Companies	591	526
Total carrying amount of goodwill	114 782	110 479